DEBT - Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	May 12, 2020 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	May 26, 2020 USD ($)
DEBT
Amount converted | ¥		¥ 0
2022 Notes
DEBT
Amount converted | ¥			¥ 0
Convertible Debt | 2026 Notes
DEBT
Aggregate principal amount | $	$ 450,000,000
Additional aggregate maximum amount of notes to purchase | $							$ 50,000,000
Fixed interest rate (as a percent)	3.00%
Proceeds from issuance of debt				¥ 3,499,000	$ 493,000,000
Debt issuance costs				¥ 49,000		$ 7,000,000
Initial conversion price | $ / shares	$ 23.971
Increment used for debt conversion | $	$ 1,000
Repurchase price as a percentage of principal amount	100.00%
Initial conversion rate per ADS	41.72
Debt conversion in value | ¥		¥ 10
Convertible Debt | 2026 Notes | ADS
DEBT
Debt conversion in shares | shares		24